CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 41,707	$ 46,631
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	120,393	114,449
Amortization (includes amortization of deferred financing costs and discounts of $4,389 and $4,127 for the three months ended March 31, 2022 and 2021, respectively)	67,611	55,320
Revenue reduction associated with amortization of customer inducements and above- and below-market leases	1,860	2,263
Stock-based compensation expense	11,341	10,953
Provision (benefit) for deferred income taxes	(10,142)	(6,315)
Debt extinguishment expense	671	0
(Gain) loss on disposal/write-down of property, plant and equipment, net	(705)	(4,451)
Loss associated with OSG deconsolidation	105,825	0
Gain associated with Clutter Transaction	(35,821)	0
Foreign currency transactions and other, net	(7,219)	9,220
(Increase) decrease in assets	(105,321)	(22,154)
Increase (decrease) in liabilities	(135,694)	(137,087)
Cash Flows from Operating Activities	54,506	68,829
Cash Flows from Investing Activities:
Capital expenditures	(161,050)	(145,528)
Cash paid for acquisitions, net of cash acquired	(717,907)	0
Acquisition of customer relationships	0	(874)
Customer inducements	(1,913)	(1,457)
Contract fulfillment costs and third party commissions	(14,237)	(16,719)
Investments in Joint Ventures and other investments	0	(6,500)
Proceeds from sale of assets	5,353	12,448
Cash Flows from Investing Activities	(889,754)	(158,630)
Cash Flows from Financing Activities:
Repayment of revolving credit facility, term loan facilities and other debt	(2,278,884)	(415,030)
Proceeds from revolving credit facility, term loan facilities and other debt	3,254,197	625,689
Debt repayment and equity distribution to noncontrolling interests	(681)	(621)
Parent cash dividends	(184,361)	(180,992)
Net (payments) proceeds associated with employee stock-based awards	(12,843)	(4,556)
Other, net	(5,875)	5,000
Cash Flows from Financing Activities	771,553	29,490
Effect of Exchange Rates on Cash and Cash Equivalents	3,527	(5,808)
Increase (decrease) in Cash and Cash Equivalents	(60,168)	(66,119)
Cash and cash equivalents, including Restricted Cash, beginning of year	255,828	205,063
Cash and cash equivalents, including Restricted Cash, end of year	195,660	138,944
Supplemental Information:
Cash Paid for Interest	179,079	185,558
Cash Paid for Income Taxes, Net	19,277	20,847
Non-Cash Investing and Financing Activities:
Financing Leases	5,190	4,976
Accrued Capital Expenditures	78,466	59,490
Deferred Purchase Obligation and Other	276,300	0
Dividends Payable	$ 187,220	$ 185,560